Report Of The Directors Financial Review Risk Report - Financial return guarantees (Details) - Market risk - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	$ 938	$ 1,105
Investment Returns Range One
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	220	277
Investment Returns Range Two
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	423	515
Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	183	180
Investment Returns Range Four
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	$ 112	$ 133
Minimum
Disclosure of Financial Return Guarantees [Line Items]
Long-term investment returns on relevant portfolios	0.70%	0.70%
Minimum | Investment Returns Range Two
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	0.10%	0.10%
Long-term investment returns on relevant portfolios	2.30%	2.30%
Minimum | Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	2.00%	2.00%
Long-term investment returns on relevant portfolios	2.00%	2.00%
Minimum | Investment Returns Range Four
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	4.00%	4.00%
Long-term investment returns on relevant portfolios	2.00%	2.00%
Maximum
Disclosure of Financial Return Guarantees [Line Items]
Long-term investment returns on relevant portfolios	3.20%	3.20%
Maximum | Investment Returns Range Two
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	1.90%	1.90%
Long-term investment returns on relevant portfolios	3.60%	3.60%
Maximum | Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	3.90%	3.90%
Long-term investment returns on relevant portfolios	4.50%	4.50%
Maximum | Investment Returns Range Four
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	5.00%	5.00%
Long-term investment returns on relevant portfolios	4.20%	4.20%